INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Operating loss carryforward	$ 106,161	$ 73,665
Share based compensation	94,764	94,527
Research and development	15,038	15,449
Accrued social benefits and other	471	559
Other costs	1,067	442
Operating lease liability	2,992	4,085
Property and equipment, net	1,819	0
Deferred tax asset before valuation allowance	222,312	188,727
Valuation allowance	(219,013)	(182,851)	$ (164,848)
Total deferred tax assets	3,299	5,876
Deferred tax liabilities:
Property and equipment, net	(26)	(2,923)
Operating lease right-of-use asset	(3,273)	(4,735)
Deferred tax liabilities	(3,299)	(7,658)
Net deferred taxes	$ 0
Net deferred taxes		$ (1,782)